Revenues - Remaining Performance Obligations - Narrative (Details) $ in Millions	Dec. 31, 2024 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Future revenues, remaining performance obligation	$ 6,100
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Future revenues, remaining performance obligation	$ 835
Future revenues, expected timing of satisfaction, period	1 year